Net Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Net Revenues
Schedule of distribution of net consolidated revenues by segment

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Bioscience	3,993,462	3,516,704	3,429,785
Diagnostic	733,604	702,265	732,369
Hospital	134,441	119,454	105,649
Bio supplies	266,540	167,004	66,791
Others	22,820	22,451	18,263
Intersegments	(52,176)	(41,154)	(34,784)
	5,098,691	4,486,724	4,318,073

Schedule of geographical distribution of net consolidated revenues

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
USA and Canada	3,390,811	2,974,429	2,896,505
Spain	268,287	264,913	242,894
European Union	588,375	535,361	444,089
Rest of the world	851,218	712,021	734,585
Consolidated	5,098,691	4,486,724	4,318,073

Schedule of discounts and other reductions in gross income

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Gross sales	6,429,762	5,588,257	5,322,618
Chargebacks	(1,119,540)	(923,023)	(826,775)
Cash discounts	(70,340)	(62,518)	(57,512)
Volume rebates	(56,426)	(46,922)	(43,274)
Medicare and Medicaid	(50,442)	(40,343)	(41,722)
Other discounts	(34,323)	(28,727)	(35,262)
Net sales	5,098,691	4,486,724	4,318,073